Note 12 - Warrant Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Warrant Liabilities [Abstract]
Warrant Liabilities [Text Block]

8. Warrant Liability

Pursuant to FASB ASC 815, the Company is required to report the value of certain warrants as a liability at fair value and record the changes in the fair value of the warrant liabilities as a gain or loss in its statement of operations due to the price-based anti-dilution rights of the warrants.

During June 2012, the Company issued warrants to purchase a total of 15,000,000 shares of common stock to Visser under the Visser MTA Agreement (see note 3). These warrants had an original exercise price of $0.22 per share and expire on June 1, 2017 and were originally valued at $4,260. The foregoing warrants have certain anti-dilution and exercise price reset provisions which qualify the warrants to be classified as a liability under FASB ASC 815. As a result of paying down our convertible notes with common stock, which resulted in an anti-dilution impact, the exercise price of these warrants was reduced to $0.21 as of December 31, 2012 and $0.18 as of September 30, 2013. In addition, the number of shares to be issued under the warrants as a result of the anti-dilution provision increased to 15,776,632 and 18,539,762 as of December 31, 2012 and September 30, 2013, respectively. As of September 30, 2013, these warrants were valued at $2,323 under the Black Sholes valuation model utilizing the following assumptions: (i) expected life of 3.67 years, (ii) volatility of 148%, (iii) risk-free interest rate of 1.39%, and (iv) dividend rate of 0. The change in warrant value for these warrants for the three and nine months ended September 30, 2013 was a loss of $1,318 and $1,063, respectively.

On July 2, 2012, the Company issued warrants to purchase a total of 18,750,000 shares of common stock related to the July 2012 Private Placement (see note 3). These warrants have an exercise price of $0.384 per share and expire on July 2, 2017 and were originally valued at $5,053. The foregoing warrants have certain anti-dilution and exercise price reset provisions which qualify the warrants to be classified as a liability under FASB ASC 815. As of September 30, 2013, these warrants were valued at $2,158 under the Black Sholes valuation model utilizing the following assumptions: (i) expected life of 3.75 years, (ii) volatility of 147%, (iii) risk-free interest rate of 1.39%, and (iv) dividend rate of 0. The change in warrant value for these warrants for the three and nine months ended September 30, 2013 was a loss of $1,193 and $652, respectively.

The following table summarizes the change in the Company’s warrant liability as of September 30, 2013:

	Visser MTA	July 2, 2012
	Agreement	Private Placement	Total

Beginning Balance - December 31, 2012	$1,260	$1,506	2,766
Change in value of warrant liability, loss	1,063	652	1,715
Ending Balance - September 30, 2013	$2,323	$2,158	$4,481

The Company had warrants to purchase 67,069,319 and 64,306,189 shares of common stock outstanding as of September 30, 2013 and December 31, 2012, respectively. Of these, warrants to purchase 37,289,762 shares were valued and classified as a liability under FASB ASC 815 (see note 11).

12. Warrant Liabilities

Pursuant to FASB ASC 815, the Company is required to report the value of certain warrants as a liability at fair value and record the changes in the fair value of the warrant liabilities as a gain or loss in its statement of operations and comprehensive loss due to the price-based anti-dilution rights of warrants.

As of December 31, 2011, 4,675,143 warrants were valued as liabilities under FASB ASC 815, and these warrants expired on January 3, 2012.  The Company valued the 4,675,143 warrants using the Black-Scholes valuation model and recorded $0 in warrant liabilities as of December 31, 2011.

During June 2012, the Company issued warrants to purchase a total of 15,000,000 shares to Visser under the Visser MTA Agreement (see note 3). These warrants have an exercise price of $0.22 per share and expire on June 1, 2017 and were originally valued at $4,260.  The foregoing warrants have certain anti-dilution and exercise price reset provisions which qualify the warrants to be classified as a liability under FASB ASC 815.  As of December 31, 2012, these warrants were valued at $1,260 under the Black Sholes valuation model utilizing the following assumptions; (i) expected life of 4.42 years, (ii) volatility of 151%, (iii) risk-free interest rate of 0.72%, and (iv) dividend rate of 0.  The change in warrant valuation for these warrants for the year ended December 31, 2012 was a non-cash gain of $3,000 primarily as a result of the decrease in our stock price from $0.32 as of June 30, 2012 to $0.10 as of December 31, 2012.

On July 2, 2012, the Company issued warrants to purchase a total of 18,750,000 shares related to the July 2012 Private Placement (see note 3). These warrants have an exercise price of $0.384 per share and expire on July 2, 2017 and were originally valued at $5,053.  The foregoing warrants have certain anti-dilution and exercise price reset provisions which qualify the warrants to be classified as a liability under FASB ASC 815.  As of December 31, 2012, these warrants were valued at $1,506 under the Black Sholes valuation model utilizing the following assumptions; (i) expected life of 4.50  years, (ii) volatility of 152%, (iii) risk-free interest rate of 0.72%, and (iv) dividend rate of 0.  The change in warrant valuation for the year ended December 31, 2012 was a non-cash gain of $3,547 primarily as a result of the decrease in our stock price from $0.32 as of June 30, 2012 to $0.10 as of December 31, 2012.

The following table summarizes the change in the Company’s warrant liability as of December 31, 2012:

	Visser MTA Agreement	July 2, 2012 Private Placement	Total

Beginning Balance - January 1, 2012	$-	$-	-
Original valuation - June & July 2012	4,260	5,053	9,313
Change in value of warrant liability, gain	(3,000)	(3,547)	(6,547)
Ending Balance - December 31, 2012	$1,260	$1,506	$2,766

As of December 31, 2012 and 2011, the Company had 63,529,557 and 44,707,976 warrants outstanding, respectively, and of these, only 33,750,000 and 4,675,143 warrants, respectively, were valued as liabilities under FASB ASC 815.  As of December 31, 2012 and 2011, the Company valued the 33,750,000 and 4,675,143 warrants using the Black-Scholes model and recorded $2,766 and $0, respectively, in warrant liabilities.   The change in fair value of warrants resulted in a total non-cash gain of $6,547 and $1,328 for the years ended December 31, 2012 and 2011, respectively.

The fair value of warrants outstanding for the following periods was computed using the Black-Scholes model under the following assumptions:

	December 31,
	2012			2011
Expected life in years	4.42	-	4.50	0.01
Volatility	151%	-	152%	82%
Risk-free interest rate		0.72%		0.01%
Dividend rate		0		0

As of December 31, 2012, outstanding warrants to acquire shares of the Company’s common stock are as follows:

Number of Shares	Exercise Price	Expiration Date

208,334	$0.480	July 15, 2015
29,571,223	$0.490	July 15, 2015
15,000,000	$0.220	June 1, 2017
18,750,000	$0.384	July 2, 2017
63,529,557